Regulatory Matters	12 Months Ended
Dec. 31, 2015
Banking and Thrift [Abstract]
Regulatory Matters
(16)	Regulatory Matters:

Prior to June 5, 2013, the Corporation was a federally chartered thrift holding company regulated by the Federal Reserve Bank and the bank subsidiary was regulated by the Office of the Comptroller of the Currency. On June 5, 2013, the Bank converted its charter to a Kentucky non-member state chartered commercial bank. The Corporation is now a commercial bank holding company and, as such, is subject to regulation, examination and supervision by the Federal Reserve Bank. The Corporation’s wholly owned bank subsidiary is a state chartered commercial bank supervised by the Kentucky Department of Financial Institutions and the Federal Deposit Insurance Corporation. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Corporation’s and the Bank’s financial statements.

Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of the Bank’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the table below) of tangible and core capital (as defined in the regulations) to adjusted total assets (as defined), and of total capital (as defined) and Tier 1 to risk weighted assets (as defined). Management believes, as of December 31, 2015, and December 31, 2014, that the Bank meets all capital adequacy requirements to which it is subject.

The Company’s consolidated capital ratios and the Bank’s actual capital amounts and ratios as of December 31, 2015, and December 31, 2014, are presented below:

					To be Well
			For Capital		Capitalized for
			Adequacy		Prompt Correction
	Actual		Purchases		Action Provisions
	Amount	Ratio	Amount	Ratio	Amount	Ratio
As of December 31, 2015
Tier 1 leverage capital to adjusted total assets
Company	$95,156	10.9%	$34,924	4.0%	$43,656	5.0%
Bank	$93,328	10.7%	$34,840	4.0%	$43,550	5.0%
Total capital to risk weighted assets
Company	$100,857	17.3%	$46,772	8.0%	$58,465	10.0%
Bank	$99,029	17.1%	$46,272	8.0%	$57,840	10.0%
Tier 1 capital to risk weighted assets
Company	$95,156	16.3%	$35,079	6.0%	$46,772	8.0%
Bank	$93,328	16.1%	$34,704	6.0%	$46,272	8.0%
Common equity tier 1 capital to risk weighted assets
Company	$95,156	16.3%	$26,309	4.5%	n/a	n/a
Bank	$93,328	16.1%	$26,028	4.5%	$37,596	6.5%
As of December 31, 2014
Tier 1 leverage capital to adjusted total assets
Company	$104,813	11.1%	$37,763	4.0%	$47,204	5.0%
Bank	$102,240	11.0%	$37,252	4.0%	$46,567	5.0%
Total capital to risk weighted assets
Company	$111,102	19.1%	$46,662	8.0%	$58,327	10.0%
Bank	$108,529	18.6%	$46,576	8.0%	$58,220	10.0%
Tier 1 capital to risk weighted assets
Company	$104,813	18.0%	$23,331	4.0%	n/a	n/a
Bank	$102,240	17.6%	$23,288	4.0%	$34,932	6.0%